Organization and Operations (Details Narrative)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Organization and Operations
State of incorporation	State of Nevada	State of Nevada
Date of incorporation	Apr. 18, 2013	Apr. 18, 2013